Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	41,341,250
Common stock, shares issued	79,991,768	28,415
Common shares, shares outstanding	79,991,768	28,415
Redeemable convertible preferred stock
Class of Stock [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	36,386,702
Preferred stock, shares issued	0	36,386,702
Preferred stock, shares outstanding	0	36,386,702
Preferred stock, liquidation preference, value		$ 347,227